SCHEDULE OF LEASE COST (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Lease
Operating lease cost	¥ 13,331	¥ 15,130
Short-term lease cost	4,538	5,227
Total	¥ 17,869	¥ 20,357